PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 2,080	Rp 1,361	Rp 759
Defined benefit plan actuarial gain (loss) - net of tax	$ 175	2,375	2,058	(368)
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Service costs		6	7	8
Net interest cost		36	41	39
Net periodic pension benefit cost		42	48	47
Experience adjustments		10	2	20
Changes in demographic assumptions			0	0
Changes in financial assumptions		30	18	(9)
Defined benefit plan actuarial gain (loss) - net of tax		Rp 40	Rp 20	Rp 11
Discount rate	5.75%	5.75%	7.75%	9.00%